SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 5	$ 18	$ 22
Charged to other accounts	61	(6)	(18)
Deductions	(21)	(15)	(42)
ValuationAllowancesAndReservesBalance	191	146	149	$ 187
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	135	249	128
Charged to other accounts	1,137	1	0
Deductions	(342)	(161)	(248)
ValuationAllowancesAndReservesBalance	$ 1,690	$ 760	$ 671	$ 791